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Schedule of Investments
(unaudited)
Franklin Municipal Opportunities Trust 2
Notes to Schedule of Investments 14

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited), July 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 151.1%
Alabama 2.0%
a,b
Baldwin County Industrial Development Authority , Novelis Corp. , Revenue , 144A, 2025
A , Mandatory Put , 5% , 6/01/32 ........................................ $ 500,000 $ 515,447
a
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 5,170,000 5,141,687
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 505,000 507,316
6,164,450
Alaska 1.8%
c
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... 6,050,000 5,563,046
Arizona 3.3%
Arizona Industrial Development Authority ,
b
BASIS Schools, Inc. Obligated Group , Revenue , 144A, 2017 D , Refunding , 5% ,
7/01/51 ........................................................ 510,000 463,948
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/46 ....................................................... 2,855,000 2,582,397
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/41 ............. 720,000 627,459
b
Industrial Development Authority of the City of Phoenix Arizona (The) , BASIS Schools,
Inc. Obligated Group , Revenue , 144A, 2015 A , Refunding , 5% , 7/01/35 ......... 925,000 925,005
b
Industrial Development Authority of the County of Pima (The) ,
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
11/15/35 ....................................................... 1,750,000 1,875,302
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 350,000 371,116
Maricopa County Industrial Development Authority ,
b
Grand Canyon University Obligated Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 2,050,000 2,128,410
Horizon Community Learning Center, Inc. , Revenue , 2016 , Refunding , 5% , 7/01/35 750,000 750,164
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 350,000 344,617
10,068,418
California 9.1%
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 550,000 454,017
California Municipal Finance Authority ,
d
Revenue , FRN , 2025-1 , A-2 , 3.537% , 2/20/41 ............................ 2,318,733 2,075,040
a,b
Foothill 150 LLC , Revenue , 144A, 2026 A , Mandatory Put , 6% , 7/01/36 ......... 825,000 825,000
HumanGood California Obligated Group , Revenue , 2021 , 4% , 10/01/49 ......... 2,700,000 2,328,823
Terry Manor Senior Housing LP , Revenue , 2024 A , FNMA Insured , 4.2% , 8/01/40 .. 2,855,000 2,782,746
b
California School Finance Authority , Vista Charter Public Schools Obligated Group ,
Revenue , 144A, 2021 A , 4% , 6/01/61 ................................... 1,455,000 1,067,675
City of Long Beach ,
Airport System , Revenue , 2022 C , AG Insured , 5% , 6/01/42 .................. 750,000 778,015
Airport System , Revenue , 2022 C , AG Insured , 5.25% , 6/01/47 ............... 1,250,000 1,291,710
City of Los Angeles , Community Facilities District No. 11 , Special Tax , 2021 , 4% ,
9/01/38 ......................................................... 1,000,000 953,128
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 500,000 339,322
b
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 1,450,000 977,601
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 1,900,000 1,309,857
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 5,135,000 3,726,781
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 2,735,000 1,880,861
b
Sacramento Housing Authority , Revenue , 144A, 2026 B-1 , IA , 5.8% , 7/01/38 ....... 425,000 405,686

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5.5% , 5/01/39 ................. $ 5,765,000 $ 6,277,457
27,473,719
Colorado 3.8%
City & County of Denver ,
Airport System , Revenue , 2022 A , 5.5% , 11/15/35 ......................... 1,500,000 1,657,416
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 1,025,000 1,082,626
Airport System , Revenue , 2022 A , 5.5% , 11/15/38 ......................... 1,500,000 1,628,954
Airport System , Revenue , 2022 A , 4.125% , 11/15/47 ....................... 5,000,000 4,540,600
b
Jefferson Center Metropolitan District No. 2 , Revenue , 144A, 2026 A , Refunding ,
5.75% , 12/01/46 ................................................... 500,000 498,830
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 742,987
b
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado , GO , 144A,
2025 A , 5% , 4/01/35 ................................................ 1,225,000 1,298,729
11,450,142
Connecticut 0.7%
e
Aquarion Water Authority ,
Water System , Revenue , 2026 E , BAM Insured , 5.3%, 8/01/50 ................ 250,000 72,339
Water System , Revenue , 2026 E , 5.43%, 8/01/51 .......................... 250,000 66,584
Water System , Revenue , 2026 E , BAM Insured , 5.37%, 8/01/52 ............... 250,000 64,157
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 2,000,000 2,009,691
2,212,771
Delaware 0.2%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2026 A , 5.75% , 2/01/56 ........................ 625,000 600,345
Florida 9.5%
b
Capital Trust Authority ,
Academir Charter Schools, Inc. , Revenue , 144A, 2025 A , 6.375% , 7/01/50 ....... 900,000 911,668
Madrone Florida Tech Student Housing I LLC , Revenue , 144A, 2025 A , 5.375% ,
7/01/65 ........................................................ 185,000 174,956
b
Center Lake Ranch West Community Development District , Assessment Area 2 ,
Special Assessment , 144A, 2025 , 5.6% , 5/01/55 .......................... 300,000 294,145
City of Miami , Revenue , 2024 A , 5.5% , 1/01/49 ............................. 6,340,000 6,755,977
b
County of Okaloosa , AIR Force Enlisted Village, Inc. Obligated Group , Revenue , 144A,
2025 , 5.75% , 5/15/55 ............................................... 425,000 430,240
b
County of Palm Beach , Provident Group-PBAU Properties LLC , Revenue , 144A, 2019
A , 5% , 4/01/39 .................................................... 1,600,000 1,598,384
b
Del Webb Oak Creek Community Development District , Special Assessment , 144A,
2025 , 5.625% , 5/01/55 .............................................. 270,000 266,799
East Nassau Stewardship District , Special Assessment , 2025 , 6.25% , 5/01/56 ...... 450,000 459,629
Firethorn Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.6% , 5/01/55 ................................................ 300,000 291,269
Florida Development Finance Corp. ,
b
Revenue , 144A, 2021 A , 4% , 7/01/51 ................................... 500,000 410,567
River City Education Obligated Group , Revenue , 2022 A-1 , 5% , 7/01/42 ......... 415,000 399,203
River City Education Obligated Group , Revenue , 2022 A-1 , 5% , 7/01/51 ......... 380,000 349,335
River City Education Obligated Group , Revenue , 2022 A-1 , 5% , 2/01/57 ......... 250,000 225,683
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/51 . 1,000,000 919,302
River City Education Obligated Group , Revenue , 2022 B , Refunding , 5% , 7/01/57 . 300,000 270,656

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/52 .................................................... $ 1,500,000 $ 1,373,711
Florida Higher Educational Facilities Financing Authority ,
Florida Institute of Technology, Inc. , Revenue , 2019 , 4% , 10/01/39 ............. 800,000 729,865
St. Leo University, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/44 .. 1,500,000 1,159,455
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,500,000 1,500,864
Hills of Minneola Community Development District , North Parcel Assessment Area 2 ,
Special Assessment , 2026 , 5.6% , 5/01/56 ............................... 195,000 191,896
Hunt Club Grove Community Development District , Assessment Area 2 , Special
Assessment , 2026 , 5.6% , 12/15/55 .................................... 185,000 183,501
b
Lakeside at Satilla Community Development District , Assessments , Special
Assessment , 144A, 2025 , 5.625% , 5/01/55 ............................... 100,000 98,675
Lakewood Ranch Stewardship District ,
Special Assessment , 2025 , 6% , 5/01/56 ................................. 275,000 285,360
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 1,335,000 1,399,942
b
New Port Corners Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 6/15/55 .................................................... 300,000 291,110
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.5% , 6/15/55 ................................................ 250,000 252,600
Palm Beach County Health Facilities Authority , Jupiter Medical Center Obligated Group ,
Revenue , 2022 , 5% , 11/01/47 ........................................ 1,515,000 1,491,577
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 500,000 500,768
b
Riverwalk Community Development District , Special Assessment , 144A, 2025 A ,
5.625% , 5/01/55 ................................................... 275,000 269,836
Southpointe of Manatee County Community Development District , Assessment Area 1 ,
Special Assessment , 2026 , 5.625% , 5/01/56 ............................. 195,000 190,139
b
Sugarloaf Community Development District , Assessment Area 1 , Special Assessment ,
144A, 2026 , 5.625% , 12/15/55 ........................................ 190,000 184,895
Terra Lago Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.75% , 5/01/56 ............................................... 400,000 388,257
b
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 3% , 5/01/35 ................................................. 2,375,000 2,161,173
b
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 495,000 474,773
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,000,000 1,011,685
Vivid Shores Community Development District , Special Assessment , 2025 , 5.625% ,
5/01/56 ......................................................... 110,000 107,716
Waterset South Community Development District ,
Assessment Area , Special Assessment , 2025 , 5.7% , 5/01/56 ................. 225,000 225,420
Assessment Area , Special Assessment , 2026 , 5.65% , 5/01/56 ................ 300,000 299,063
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.5% , 5/01/55 ..................................... 200,000 190,063
28,720,157
Georgia 4.5%
b
Atlanta Development Authority (The) , PRG - CAU Properties LLC , Revenue , 144A,
2025 A , 6% , 7/01/50 ................................................ 125,000 128,425
DeKalb County Housing Authority , HADC 1086 on Montreal LLC , Revenue , 2024 ,
4% , 3/01/34 ...................................................... 5,000,000 4,917,427
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2021 A , 3% , 2/15/51 .......................... 2,330,000 1,632,380
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 2,670,000 2,812,293

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Municipal Electric Authority of Georgia ,
Revenue , 2024 A , Refunding , 5.25% , 1/01/49 ............................. $ 1,000,000 $ 1,036,622
JEA Electric System , Revenue , 2023 A , AG Insured , 5% , 7/01/55 .............. 1,700,000 1,721,161
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2022 A , Refunding , 5% , 4/01/43 ............................... 1,400,000 1,448,288
13,696,596
Hawaii 1.4%
County of Maui , GO , 2025 , 5% , 9/01/37 ................................... 2,250,000 2,495,965
State of Hawaii , Harbor System , Revenue , 2020 A , Refunding , 4% , 7/01/34 ........ 1,625,000 1,625,011
4,120,976
Illinois 12.5%
Chicago Board of Education ,
GO , 2015 C , 5.25% , 12/01/39 ........................................ 2,250,000 2,193,911
GO , 2023 A , 5.875% , 12/01/47 ........................................ 400,000 404,274
GO , 2023 A , 6% , 12/01/49 ........................................... 325,000 331,678
Chicago Midway International Airport , Revenue, Senior Lien , 2023 C , Refunding , 5% ,
1/01/40 ......................................................... 2,250,000 2,340,610
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/37 ..................... 300,000 307,022
c
Chicago O'Hare International Airport , Revenue, Senior Lien , 2025 E , BAM Insured ,
5.5% , 1/01/55 ................................................... 3,500,000 3,606,303
Customer Facility Charge , Revenue, Senior Lien , 2023 , Refunding , BAM Insured ,
5.25% , 1/01/42 .................................................. 1,465,000 1,540,690
City of Chicago ,
GO , 2023 A , 5% , 1/01/35 ............................................ 2,500,000 2,538,986
GO , 2025 E , 6% , 1/01/44 ............................................ 1,750,000 1,853,653
Illinois Finance Authority ,
Board of Trustees of the University of Illinois (The) , Revenue , 2023 A , 5.25% ,
10/01/53 ....................................................... 2,500,000 2,564,224
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/37 ......................... 1,000,000 995,614
CHF-Chicago LLC , Revenue , 2017 A , 5% , 2/15/47 ......................... 2,000,000 1,852,401
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 1,025,000 1,025,316
Metropolitan Pier & Exposition Authority ,
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , 3.61%, 12/15/30 .......................................... 12,000,000 10,275,314
e
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2017 B ,
Refunding , 4.604%, 12/15/37 ....................................... 1,000,000 796,385
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 4% , 6/15/50 ............................................ 5,000,000 4,243,836
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 1,000,000 832,748
37,702,965
Indiana 1.9%
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 1,750,000 1,777,758
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 850,000 806,641
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 1,255,000 1,225,290
Indiana Masonic Home, Inc. Obligated Group , Revenue , 2025 B , 5.5% , 5/01/54 ... 455,000 459,133
Marian University, Inc. , Revenue , 2026 , 5.25% , 9/15/56 ..................... 770,000 746,811

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Housing & Community Development Authority , Cambridge Square North
Housing LP , Revenue , 2026 , FNMA Insured , 4.5% , 8/01/42 .................. $ 775,000 $ 757,017
5,772,650
Iowa 0.7%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 2,000,000 1,725,640
Presbyterian Homes Mill Pond Apartment, Inc. , Revenue , 2025 , 5.75% , 10/01/55 .. 300,000 305,174
2,030,814
Kentucky 1.6%
Kentucky Bond Development Corp. , PRG Wildcats LLC , Revenue , 2026 A , 5.5% ,
10/31/56 ........................................................ 1,300,000 1,359,525
Kentucky Economic Development Finance Authority , Masonic Homes of Kentucky, Inc.
Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/51 ................. 500,000 402,113
Kentucky Public Energy Authority , Revenue , 2025 B , 5% , 12/01/33 .............. 2,605,000 2,645,966
Louisville Regional Airport Authority , Revenue , 2014 A , Refunding , 5% , 7/01/31 ..... 385,000 385,446
4,793,050
Louisiana 0.6%
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.75% , 9/01/64 ........................................... 1,750,000 1,801,776
Maryland 1.1%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 450,000 453,529
Maryland Economic Development Corp. ,
Morgan State University Student Housing , Revenue , 2020 , 4.25% , 7/01/50 ....... 1,350,000 1,177,688
Morgan State University Student Housing , Revenue , 2022 A , 6% , 7/01/58 ....... 1,725,000 1,809,166
3,440,383
Massachusetts 5.7%
Commonwealth of Massachusetts ,
GO , 2022 C , 5% , 10/01/52 ........................................... 1,980,000 2,019,215
GO , 2024 B , 5% , 5/01/54 ............................................ 7,770,000 7,959,828
Massachusetts Development Finance Agency ,
Boston Medical Center Corp. Obligated Group , Revenue , 2015 D , 5% , 7/01/44 .... 400,000 399,970
b
CHF Wentworth, Inc. , Revenue , 144A, 2026 A , 5.5% , 7/01/66 ................. 250,000 243,900
PRG Medford Properties, Inc. , Revenue , 2025 , 5.5% , 6/01/50 ................ 1,500,000 1,575,015
SABIS International Charter School , Revenue , 2015 , Refunding , 5% , 4/15/33 ..... 895,000 895,057
Simmons University , Revenue , K-1 , Refunding , 5% , 10/01/36 ................. 700,000 655,506
Tufts Medicine Obligated Group , Revenue , 2026 A , 5.5% , 10/01/45 ............ 1,300,000 1,380,613
Massachusetts Port Authority , Revenue , 2016 B , 4% , 7/01/46 .................. 2,500,000 2,216,394
17,345,498
Michigan 6.6%
City of Detroit , GO , B-1 , 4% , 4/01/44 ..................................... 2,531,299 1,988,766
Detroit City School District , GO , 2001 A , AG Insured , 6% , 5/01/29 ............... 530,000 560,761
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Senior Lien , 2023 C , 5.25% , 7/01/48 ....... 1,375,000 1,444,371
Sewage Disposal System , Revenue, Senior Lien , 2023 C , 5.25% , 7/01/53 ....... 1,700,000 1,765,696
Michigan Finance Authority ,
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 624,780

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Trinity Health Corp. Obligated Group , Revenue , 2019 A , Refunding , 4% , 12/01/49 . $ 3,845,000 $ 3,324,167
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 1,500,000 901,934
b
Michigan Strategic Fund , Detroit Brownfield Redevelopment Authority Bedrock Detroit ,
Revenue , 144A, 2026 , 5.5% , 10/01/53 .................................. 800,000 804,092
Pontiac School District ,
GO , 2020 , 4% , 5/01/45 ............................................. 4,425,000 4,126,803
GO , 2020 , 4% , 5/01/50 ............................................. 4,975,000 4,394,784
19,936,154
Minnesota 0.7%
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 2,000,000 2,003,556
Missouri 1.8%
Health & Educational Facilities Authority of the State of Missouri ,
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/34 .................................................... 1,085,000 1,031,709
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/38 .................................................... 1,750,000 1,623,699
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 A , Refunding ,
4% , 5/01/43 .................................................... 1,150,000 1,042,356
University of Health Sciences & Pharmacy in St. Louis , Revenue , 2023 B , Refunding ,
4% , 5/01/45 .................................................... 1,950,000 1,769,200
5,466,964
Nevada 2.9%
City of Las Vegas ,
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 1,730,000 1,375,240
Special Improvement District No. 818 , Special Assessment , 2024 , 5% , 12/01/49 ... 1,120,000 1,104,433
a
County of Washoe ,
Sierra Pacific Power Co. , Revenue , 2016 C , Refunding , Mandatory Put , 4.125% ,
10/01/29 ....................................................... 1,500,000 1,510,048
Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory Put , 4.125% ,
10/01/29 ....................................................... 4,850,000 4,882,488
8,872,209
New Hampshire 3.6%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 1,070,000 958,578
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 1,210,000 1,051,333
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 2,540,000 2,093,607
Greater Raleigh Area Christian Education, Inc. , Revenue , 2025 , 6% , 8/01/65 ..... 700,000 687,138
National Finance Authority , Revenue , 2024-2 , A , 3.625% , 8/20/39 .............. 2,699,424 2,540,422
a
National Finance Authority , Revenue , 2026-2 , A-1 , Mandatory Put , 4.4% , 4/01/36 .. 1,198,523 1,188,687
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,500,000 2,501,464
11,021,229
New Jersey 0.9%
b
Middlesex County Improvement Authority ,
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , IA , 5.95% , 6/01/61 ... 500,000 510,124
H3 Residential Urban Renewal LLC , Revenue , 144A, 2026 , II , 7.125% , 6/01/61 ... 675,000 686,087
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.5% , 7/01/58 ........................................ 550,000 552,920

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
South Jersey Transportation Authority , Revenue , 2022 A , 5.25% , 11/01/52 ......... $ 1,000,000 $ 1,028,206
2,777,337
New Mexico 0.8%
City of Santa Fe ,
El Castillo Retirement Residences Obligated Group , Revenue , 2012 , 5% , 5/15/42 . 1,460,000 1,437,235
El Castillo Retirement Residences Obligated Group , Revenue , 2019 A , 5% , 5/15/44 975,000 956,965
2,394,200
New York 13.2%
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2021 A ,
Refunding , 3% , 3/15/50 ............................................. 1,060,000 760,620
Metropolitan Transportation Authority , Revenue , 2024 A , Refunding , 5.5% , 11/15/47 . 8,000,000 8,487,689
New York City Housing Development Corp. ,
Revenue , 2020 I-1 , 2.55% , 11/01/45 .................................... 2,025,000 1,418,364
Revenue , 2020 I-1 , 2.8% , 11/01/60 ..................................... 2,000,000 1,250,637
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2022 B-1 ,
3% , 8/01/48 ...................................................... 5,875,000 4,326,514
New York Counties Tobacco Trust VI , Revenue , 2016 A-2B , Refunding , 5% , 6/01/45 . 1,000,000 863,684
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , BAM Insured , 3% , 11/15/51 ................... 3,500,000 2,463,233
7 World Trade Center II LLC , Revenue , 2022 A , 1 , Refunding , 3% , 9/15/43 ....... 2,335,000 1,857,869
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 2,000,000 2,039,022
JFK NTO LLC , Revenue , 2023 , 6% , 6/30/54 .............................. 2,400,000 2,476,858
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/55 .............................. 2,250,000 2,363,654
JFK NTO LLC , Revenue , 2025 , 6% , 6/30/59 .............................. 1,000,000 1,047,691
b
Oneida Indian Nation of New York ,
Revenue , 144A, 2024 A , 8% , 9/01/40 ................................... 300,000 297,706
Revenue , 144A, 2024 B , 6% , 9/01/43 ................................... 475,000 507,853
c
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 2,980,000 3,011,189
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,270,000 2,308,503
Triborough Bridge & Tunnel Authority , Sales Tax , Revenue , 2022 A , 5.25% , 5/15/57 .. 4,400,000 4,531,388
40,012,474
North Carolina 1.0%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group , Revenue , 2021 A , 4% ,
3/01/51 ........................................................ 2,250,000 1,905,615
Maryfield, Inc. Obligated Group , Revenue , 2020 A , 5% , 10/01/45 .............. 500,000 484,777
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 505,000 515,673
2,906,065
Ohio 1.6%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 3% , 6/01/48 ............................................. 1,000,000 707,195
Cleveland-Cuyahoga County Port Authority , Playhouse Square Foundation , Revenue ,
2018 , Refunding , 5.5% , 12/01/53 ...................................... 500,000 501,772
County of Montgomery , Kettering Health Network Obligated Group , Revenue , 2016 ,
4% , 8/01/47 ...................................................... 3,000,000 2,659,309
Summit County Development Finance Authority , PRG - Akron Properties LLC ,
Revenue , 2025 A , BAM Insured , 5.5% , 7/01/60 ........................... 1,000,000 1,025,837
4,894,113

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 0.2%
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/36 .................. $ 650,000 $ 650,914
Others 0.7%
d
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML22 , A-US ,
4.687% , 10/25/40 .................................................. 2,209,230 2,244,145
Pennsylvania 5.9%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/34 ........................................ 3,480,000 3,643,786
Revenue , 2021 A , AG Insured , 4% , 1/01/46 .............................. 750,000 680,208
Revenue , 2023 A , AG Insured , 5.5% , 1/01/48 ............................. 5,000,000 5,205,141
Bucks County Water and Sewer Authority , Revenue , 2022 A , AG Insured , 5.25% ,
12/01/47 ........................................................ 2,175,000 2,277,673
Lancaster County Hospital Authority ,
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2023 , Refunding ,
5.125% , 11/01/38 ................................................ 2,000,000 2,110,420
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/44 ............. 1,000,000 934,295
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/40 ........................................................ 500,000 481,645
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/50 ........................................................ 500,000 439,513
Montgomery County Industrial Development Authority , Public School of Germantown
(The) , Revenue , 2021 A , Refunding , 4% , 10/01/36 ......................... 450,000 430,183
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured , 5.75% , 12/31/62 .. 1,350,000 1,404,540
Pennsylvania Higher Education Assistance Agency , Revenue , 2026-1A , 4.25% , 6/01/47 300,000 289,535
b ,f
Philadelphia Authority for Industrial Development , University of the Arts (The) ,
Revenue , 144A, 2017 , 5% , 3/15/45 .................................... 465,246 93,049
17,989,988
South Carolina 0.8%
b
City of Goose Creek , Carnes Crossroads Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 10/01/55 .......................................... 200,000 199,300
Medical University Hospital Authority , Revenue , 2026 , FHA Insured , 5.5% , 11/15/50 .. 2,000,000 2,079,591
2,278,891
Tennessee 2.1%
Knox County Health Educational & Housing Facility Board , Provident Group - UTK
Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% , 7/01/64 ............... 3,415,000 3,372,305
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 . 2,250,000 1,774,137
Metropolitan Nashville Airport Authority (The) , Revenue , 2022 B , 5.5% , 7/01/42 ..... 1,125,000 1,197,896
6,344,338
Texas 19.6%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc. , Revenue , 144A, 2024 , 4.75% , 6/15/49 ....... 1,215,000 1,093,777
Uplift Education , Revenue , 2016 A , Refunding , 5% , 12/01/36 ................. 500,000 500,692
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue , 2017 , Refunding , 5% , 10/01/34 ................................ 530,000 535,056
Revenue , 2017 , Refunding , 5% , 10/01/35 ................................ 1,045,000 1,053,758
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 615,000 603,898
Central Texas Turnpike System , Revenue, First Tier , 2020 A , Refunding , 3% , 8/15/40 2,825,000 2,296,723

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Anna ,
b
Crystal Park Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.875% , 9/15/55 ............................. $ 250,000 $ 255,139
Woods at Lindsey Place (The) Public Improvement District Improvement Area No.
2-3 , Special Assessment , 2025 , 5.5% , 9/15/55 .......................... 100,000 100,501
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/55 .......................... 390,000 386,440
City of Dripping Springs , Special Assessment , 2025 , 5.625% , 9/01/55 ............ 300,000 296,276
b
City of Ennis , Special Assessment , 144A, 2025 , 5.5% , 9/15/55 ................. 350,000 351,342
b
City of Manor , EntradenGlen Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 7% , 9/15/55 ............................ 175,000 183,095
City of Mesquite , Solterra Public Improvement District Improvement Area C-4 , Special
Assessment , 2025 , 5.625% , 9/01/55 ................................... 100,000 100,588
City of Princeton ,
b
Eastridge Public Improvement District Improvement Area No. 5 , Special Assessment ,
144A, 2025 , 5.625% , 9/01/55 ....................................... 260,000 260,473
Southbridge Public Improvement District Improvement Area No. 4 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 275,000 275,023
Windmore Public Improvement District Improvement Area No. 3 , Special
Assessment , 2025 , 5.625% , 9/01/55 .................................. 285,000 285,518
b
City of Seagoville , Special Assessment , 144A, 2025 , 6% , 9/15/54 ............... 775,000 791,043
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc. , Revenue , 2024 A , Refunding , PSF Guaranty ,
4.25% , 8/15/53 .................................................. 4,800,000 4,270,093
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5.25% , 2/15/49 .................................................. 1,000,000 1,029,636
International Leadership of Texas, Inc. , Revenue , 2025 A , Refunding , PSF Guaranty ,
5% , 2/15/55 .................................................... 1,635,000 1,639,411
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/48 ... 2,000,000 1,852,853
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.625% , 12/31/55 ...................... 775,000 789,582
Dallas Fort Worth International Airport , Revenue , 2025 A-1 , Refunding , 5.5% , 11/01/50 1,250,000 1,306,527
c
Grand Parkway Transportation Corp. , Revenue , 2018 A , 5% , 10/01/48 ........... 3,500,000 3,541,439
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/37 ........................................................ 245,000 245,330
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/33 ... 800,000 757,733
YMCA of the Greater Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 ... 1,500,000 1,325,236
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.125% , 10/01/51 .................................................. 650,000 616,563
Love Field Airport Modernization Corp. , City of Dallas Airport , Revenue , 2015 , 5% ,
11/01/35 ........................................................ 1,000,000 1,001,906
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 1,500,000 1,562,180
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC , Revenue , 2018 A-1 , AG Insured , 4.125% ,
7/01/53 ........................................................ 1,000,000 851,034
CHF-Collegiate Housing Denton LLC , Revenue , 2018 B-1 , AG Insured , 4.125% ,
7/01/53 ........................................................ 1,000,000 850,193
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 2,000,000 1,608,008
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 4,075,000 3,201,461
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2016 B , 5% , 11/15/40 ............... 2,000,000 2,000,404
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 625,000 574,772

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2026 , 5% , 4/01/36 .... $ 2,000,000 $ 2,066,178
Texas Public Finance Authority ,
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/40 ....... 400,000 422,342
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/41 ....... 400,000 420,664
Texas Southern University , Revenue , 2023 , BAM Insured , 5.25% , 5/01/42 ....... 400,000 418,805
Texas Transportation Finance Corp. ,
Revenue , 2025 A , Refunding , 5.5% , 10/01/55 ............................. 7,185,000 7,672,226
c
Revenue , 2025 A , Refunding , 5.5% , 10/01/55 ............................. 8,000,000 8,536,982
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................. 385,000 378,257
Uptown Development Authority ,
City of Houston Reinvestment Zone No. 16 , Tax Allocation , 2021 , Refunding , 3% ,
9/01/39 ........................................................ 725,000 533,272
City of Houston Reinvestment Zone No. 16 , Tax Allocation , 2021 , Refunding , 3% ,
9/01/40 ........................................................ 750,000 536,464
59,378,893
Utah 2.8%
b
Black Desert Public Infrastructure District , Assessment Area 1 , Special Assessment ,
144A, 2024 , 5.625% , 12/01/53 ........................................ 682,020 691,169
Downtown Revitalization Public Infrastructure District , City of Salt Lake City
Revitalization Sales Tax , Revenue, Second Lien , 2025 B , AG Insured , 5.5% , 6/01/50 3,000,000 3,211,230
b
MIDA Mountain Village Public Infrastructure District , Mountain Village Assessment Area
2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 .......................... 1,430,000 1,196,492
Utah Infrastructure Agency ,
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,232,352
Revenue , 2023 , 6% , 10/15/47 ........................................ 1,650,000 1,772,914
Revenue , 2025 , 5.25% , 10/15/49 ...................................... 375,000 370,547
8,474,704
Virginia 0.4%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/36 ........................................................ 630,000 611,233
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/39 ........................................................ 750,000 704,054
1,315,287
Washington 8.6%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/49 .................................................. 4,000,000 4,342,886
King County Public Hospital District No. 1 , GO , 2018 , Refunding , 5% , 12/01/38 ..... 2,365,000 2,416,294
King County Public Hospital District No. 2 , GO , 2026 , 5.5% , 12/01/54 ............ 6,000,000 6,301,390
Port of Seattle , Revenue , 2022 B , Refunding , 5% , 8/01/40 ..................... 1,000,000 1,036,921
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 2,455,719 2,322,986
Revenue , 2023-1 , A , 3.375% , 4/20/37 .................................. 2,524,844 2,313,739
d
Revenue , FRN , 2024-1 , A , 4.221% , 3/20/40 .............................. 886,438 845,991
Eastside Retirement Association Obligated Group , Revenue , 2023 A , Refunding , 5% ,
7/01/43 ........................................................ 2,030,000 2,088,469
b
Provident Group - SH II Properties LLC , Revenue , 144A, 2025 A , BAM Insured ,
5.25% , 7/01/55 .................................................. 1,500,000 1,512,506
b
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.25% ,
7/01/59 ........................................................ 2,750,000 2,890,567
26,071,749

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 9.0%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... $ 2,530,201 $ 2,599,986
b
AMCP Franklin LLC , Revenue , 144A, 2025 A-T , 10% , 12/01/60 ............... 715,000 713,558
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/34 .............. 300,000 298,354
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/40 .............. 500,000 475,362
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/45 .............. 600,000 541,581
Beyond Boone LLC , Revenue , 2020 A , AG Insured , 4% , 7/01/50 .............. 700,000 604,943
Campus Real Estate Holding Corp. LLC , Revenue , 2025 A , Refunding , 5.5% , 6/01/55 300,000 297,337
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 700,000 662,896
b
CHF - Manoa LLC , Revenue, Senior Lien , 144A, 2023 A , 5.75% , 7/01/63 ........ 1,000,000 934,386
b
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 1,750,000 1,799,548
b
Inperium, Inc. Obligated Group , Revenue , 144A, 2026 , 6% , 12/01/50 ........... 300,000 305,287
b
Mary's Woods at Marylhurst Obligated Group , Revenue , 144A, 2017 A , Refunding ,
5.25% , 5/15/37 .................................................. 250,000 250,918
b
North Carolina Leadership Charter Academy, Inc. , Revenue , 144A, 2019 A , 5% ,
6/15/49 ........................................................ 1,580,000 1,452,165
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 5.75% , 12/31/65 ...... 525,000 542,164
SR 400 Peach Partners LLC , Revenue, Senior Lien , 2025 , 6.5% , 12/31/65 ....... 2,175,000 2,381,845
TrIPs Obligated Group , Revenue , 2012 B , Refunding , 5.25% , 7/01/28 .......... 60,000 60,042
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/51 ........................................................ 750,000 553,767
b
UNC Charlotte Marriott Hotel & Conference Center , Revenue , 144A, 2021 A , 4% ,
9/01/56 ........................................................ 1,000,000 723,563
Wisconsin Health & Educational Facilities Authority ,
Advocate Aurora Health Obligated Group , Revenue , 2018 A , Refunding , 4% , 8/15/35 3,000,000 3,000,364
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/37 ........................................................ 3,000,000 2,953,836
Froedtert ThedaCare Health Obligated Group , Revenue , 2022 A , Refunding , 4% ,
4/01/41 ........................................................ 4,865,000 4,558,881
Sanford Obligated Group , Revenue , 2024 A , 5.5% , 2/15/54 .................. 1,600,000 1,647,645
27,358,428
U.S. Territories 7.5%
District of Columbia 5.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group , Revenue , 2017 A ,
5% , 7/01/52 .................................................... 500,000 459,057
Latin American Montessori Bilingual Public Charter School Obligated Group ,
Revenue , 2020 , Refunding , 5% , 6/01/40 ............................... 2,000,000 1,935,373
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 2/29/36 .............. 1,370,000 1,503,907
Plenary Infrastructure DC LLC , Revenue , 2022 A , 5.5% , 2/28/37 .............. 1,500,000 1,645,143
Two Rivers Public Charter School, Inc. , Revenue , 2020 , Refunding , 5% , 6/01/40 .. 1,500,000 1,439,958
Two Rivers Public Charter School, Inc. , Revenue , 2020 , Refunding , 5% , 6/01/55 .. 1,500,000 1,326,773
Metropolitan Washington Airports Authority ,
e
Dulles Toll Road , Revenue, Senior Lien , 2010 A , 4.97%, 10/01/37 ............. 3,700,000 2,152,038
c
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/53 ........ 1,290,000 1,076,173
c
Washington Metropolitan Area Transit Authority , Dedicated , Revenue, Second Lien ,
2024 A , 5% , 7/15/56 ................................................ 5,000,000 5,077,095
16,615,517
Puerto Rico 2.0%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 1,250,000 1,222,779

Franklin Municipal Opportunities Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 16 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 4% , 7/01/41 .......................................... $ 5,000,000 $ 4,690,400
5,913,179
Total U.S. Territories .................................................................... 22,528,696
Total Municipal Bonds (Cost $ 461,122,321 ) .....................................
457,878,090
a a a a
Short Term Investments 0.4%
Shares
a
Management Investment Companies 0.4%
g,h
Putnam Short Term Investment Fund , Class P , 3.819% ....................... 1,207,353 1,207,353
Total Management Investment Companies (Cost $ 1,207,353 ) .....................
1,207,353
Total Short Term Investments (Cost $ 1,207,353 ) .................................
1,207,353
a
Total Investments (Cost $ 462,329,674 ) 151.5% ..................................
$459,085,443
Remarketed Preferred Shares (45.6) % .........................................
(138,050,000)
Floating Rate Notes Issued (7.2) % .............................................
(21,914,391)
Other Assets, less Liabilities 1.3% .............................................
3,921,979
Net Assets 100.0% ...........................................................
$303,043,031
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $51,814,464, representing 17.1% of net assets.
c
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
See Note
3
regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Municipal Opportunities Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
Effective July 15, 2026, Putnam Municipal Opportunities Trust was renamed Franklin Municipal Opportunities Trust.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Municipal Opportunities Trust
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.819% ...... $15,608,761 $7,876,111 $(22,277,519) $— $— $1,207,353 1,207,353 $79,462
Total Affiliated Securities ... $15,608,761 $7,876,111 $(22,277,519) $— $— $1,207,353 $79,462
Level 1 Level 2 Level 3 Total
Franklin Municipal Opportunities Trust
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 457,878,090 $ — $ 457,878,090
Short Term Investments ................... 1,207,353 — — 1,207,353
Total Investments in Securities ........... $1,207,353 $457,878,090 $— $459,085,443
a
For detailed categories, see the accompanying Schedule of Investments.

Franklin Municipal Opportunities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.